UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
(Address of principal executive offices) (Zip code)

Derin Cohen
1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Name and address of agent for service)

1-212-217-2597
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2020

Date of reporting period:  October 31, 2019

Item 1. Schedule of Investments.

TrimTabs All Cap U.S. Free-Cash-Flow ETF
Schedule of Investments
October 31, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
Communication Services - 7.8%
Alphabet, Inc. - Class A (a)	1,018	$1,281,458
AT&T, Inc.	32,870	1,265,166
Facebook, Inc. - Class A (a)	6,404	1,227,327
Match Group, Inc. - Class A	16,925	1,235,356
Take-Two Interactive Software, Inc. (a)	11,330	1,363,565
The Walt Disney Co.	8,929	1,160,056
Twitter, Inc. (a)	32,312	968,391
Verizon Communications, Inc.	19,670	1,189,445
		9,690,764
Consumer Discretionary - 19.5%
Aaron's, Inc.	21,112	1,581,922
Amazon.com, Inc. (a)	630	1,119,296
Booking Holdings, Inc. (a)	607	1,243,603
Deckers Outdoor Corp. (a)	8,501	1,299,803
Domino's Pizza, Inc.	4,752	1,290,738
DR Horton, Inc.	27,520	1,441,222
Gentex Corp.	48,616	1,363,679
Hilton Worldwide Holdings, Inc.	13,225	1,282,296
Lululemon Athletica, Inc. (a)	7,670	1,566,751
NIKE, Inc. - Class A	15,302	1,370,294
Pool Corp.	6,510	1,350,174
PulteGroup, Inc.	36,744	1,441,835
Starbucks Corp.	16,139	1,364,714
Steven Madden Ltd.	35,055	1,443,565
The Home Depot, Inc.	6,363	1,492,633
The TJX Companies, Inc.	22,598	1,302,775
Ulta Beauty, Inc. (a)	4,670	1,088,810
Yum China Holdings, Inc.	28,374	1,205,895
		24,250,005
Consumer Staples - 8.6%
Colgate-Palmolive Co.	16,314	1,119,140
Costco Wholesale Corp.	5,828	1,731,557
Monster Beverage Corp. (a)	19,175	1,076,293
Sysco Corp.	16,664	1,330,954
The Boston Beer Co., Inc. - Class A (a)	3,836	1,436,428
The Clorox Co.	8,517	1,257,876
The Estee Lauder Companies, Inc. - Class A	7,803	1,453,465
Walmart, Inc.	11,369	1,333,129
		10,738,842
Energy - 1.8%
Chevron Corp.	9,542	1,108,208
ConocoPhillips	20,754	1,145,621
		2,253,829

Financials - 18.0%
Aon PLC	6,747	1,303,251
Arch Capital Group Ltd. (a)	33,790	1,411,070
Assured Guaranty Ltd.	29,775	1,397,043
Evercore, Inc. - Class A	12,353	909,675
First Citizens BancShares, Inc. - Class A	2,511	1,235,211
First Horizon National Corp.	75,170	1,200,465
Hilltop Holdings, Inc.	50,400	1,177,344
JPMorgan Chase & Co.	9,797	1,223,841
KeyCorp	66,425	1,193,657
LPL Financial Holdings, Inc.	16,702	1,350,190
MarketAxess Holdings, Inc.	4,096	1,509,745
MGIC Investment Corp.	98,145	1,345,568
Moody's Corp.	7,408	1,634,871
Morningstar, Inc.	8,328	1,347,804
MSCI, Inc.	7,138	1,674,289
SEI Investments Co.	20,915	1,253,227
The Progressive Corp.	16,693	1,163,502
		22,330,753
Health Care - 10.6%
Abbott Laboratories	14,881	1,244,200
AbbVie, Inc.	16,444	1,308,120
Align Technology, Inc. (a)	3,769	950,881
Chemed Corp.	2,951	1,162,428
Elanco Animal Health, Inc. (a)	36,239	979,178
IDEXX Laboratories, Inc. (a)	4,866	1,386,859
Illumina, Inc. (a)	5,020	1,483,510
Medtronic PLC	13,181	1,435,411
Merck & Co., Inc.	14,326	1,241,491
Zoetis, Inc.	15,480	1,980,202
		13,172,280
Industrials - 8.6%
Albany International Corp. - Class A	13,866	1,164,467
Emerson Electric Co.	16,720	1,172,908
Insperity, Inc.	10,103	1,067,180
JetBlue Airways Corp. (a)	64,550	1,245,815
Lockheed Martin Corp.	3,222	1,213,663
Old Dominion Freight Line, Inc.	7,120	1,296,410
Rockwell Automation, Inc.	5,546	953,856
Southwest Airlines Co.	22,854	1,282,795
Trex Co, Inc. (a)	14,000	1,230,460
		10,627,554

Information Technology - 22.6%
Accenture PLC - Class A	7,428	1,377,300
ANSYS, Inc. (a)	6,782	1,493,057
Apple, Inc.	7,028	1,748,285
Broadridge Financial Solutions, Inc.	9,758	1,221,897
Cadence Design Systems, Inc. (a)	20,373	1,331,376
Cisco Systems, Inc.	21,426	1,017,949
FLIR Systems, Inc.	23,897	1,232,129
Fortinet, Inc. (a)	14,408	1,175,117
Global Payments, Inc.	8,317	1,407,070
HP, Inc.	53,499	929,278
Jack Henry & Associates, Inc.	9,402	1,330,947
Keysight Technologies, Inc. (a)	12,600	1,271,466
Leidos Holdings, Inc.	17,225	1,485,312
Mastercard, Inc. - Class A	4,525	1,252,565
Maxim Integrated Products, Inc.	19,971	1,171,499
Microsoft Corp.	12,047	1,727,178
Nice Ltd. - ADR (a)	8,160	1,287,566
NVIDIA Corp.	7,002	1,407,542
Texas Instruments, Inc.	10,864	1,281,843
VeriSign, Inc. (a)	6,454	1,226,389
Visa, Inc. - Class A	9,397	1,680,748
		28,056,513
Real Estate - 0.9%
Public Storage (b)	5,101	1,136,809
Utilities - 0.8%
NRG Energy, Inc.	26,247	1,053,029
TOTAL COMMON STOCKS (Cost $109,731,000)		123,310,378

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.730% (c)	982,261	982,261
TOTAL SHORT-TERM INVESTMENTS (Cost $982,261)		982,261

Total Investments (Cost $110,713,261) - 100.0%		124,292,639
Other Assets in Excess of Liabilities - 0.0% (d)		43,994
TOTAL NET ASSETS - 100.0%		$124,336,633

Percentages are stated as a percent of net assets.
ADR -	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Rate disclosed is the seven day yield as of October 31, 2019.
(d)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

TrimTabs All Cap International Free-Cash-Flow ETF
Schedule of Investments
October 31, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.4%
Communication Services - 5.0%
Nintendo Co. Ltd.	334	$119,447
REA Group Ltd.	2,115	158,322
Rightmove PLC	21,465	166,439
Tencent Holdings Ltd.	2,928	119,871
Ubisoft Entertainment SA (a)	1,201	70,912
		634,991
Consumer Discretionary - 13.9%
adidas AG	570	175,999
Alibaba Group Holding Ltd. - ADR (a)	728	128,616
Fast Retailing Co. Ltd.	270	167,640
Goldwin, Inc.	1,800	138,513
InterContinental Hotels Group PLC	2,093	126,341
Lululemon Athletica, Inc. (a)	907	185,273
Oriental Land Co. Ltd.	1,300	191,226
Puma SE	2,710	203,865
Subaru Corp.	5,000	144,597
Toyota Motor Corp.	2,244	156,720
Yum China Holdings, Inc.	3,166	134,555
		1,753,345
Consumer Staples - 12.9%
Alimentation Couche-Tard, Inc. - Class A	4,432	132,916
Asahi Group Holdings Ltd.	2,985	150,093
Coca-Cola European Partners PLC	2,401	128,478
Diageo PLC	3,238	132,730
Ebro Foods SA	6,544	143,635
Kao Corp.	1,676	135,706
Nestle SA	1,676	178,932
Remy Cointreau SA	1,087	145,358
Shiseido Co. Ltd.	2,190	181,868
Strauss Group Ltd.	5,013	151,765
Treasury Wine Estates Ltd.	11,400	138,076
		1,619,557
Energy - 4.8%
Neste Oyj	4,239	152,990
Royal Dutch Shell PLC - Class A - ADR	2,005	116,871
SBM Offshore NV	7,432	127,774
Suncor Energy, Inc.	3,926	116,563
TGS NOPEC Geophysical Co. ASA	3,334	86,358
		600,556

Financials - 10.7%
Bank of Montreal	1,725	127,633
BNP Paribas SA	2,620	136,783
DNB ASA	6,749	122,634
Hiscox Ltd.	5,451	105,138
National Bank of Canada	2,803	144,757
Partners Group Holding AG	220	171,540
Tokio Marine Holdings, Inc.	2,723	147,963
Tryg A/S	4,725	131,971
UBS Group AG	10,373	122,090
United Overseas Bank Ltd.	6,785	133,810
		1,344,319
Health Care - 9.5%
Cochlear Ltd.	939	136,930
CSL Ltd.	1,030	181,789
ICON PLC (a)	1,064	156,302
Indivior PLC (a)	30,520	15,458
Novartis AG	1,277	111,441
Novo Nordisk A/S - Class A	2,966	161,986
Roche Holding AG	490	147,422
Shionogi & Co. Ltd.	2,010	121,319
Sonova Holding AG	726	166,321
		1,198,968
Industrials - 15.8%
Air Canada (a)	4,700	167,360
Ashtead Group PLC	4,902	149,094
CAE, Inc.	6,053	151,796
Canadian Pacific Railway Ltd.	643	146,160
Daikin Industries Ltd.	1,116	157,391
FANUC Corp.	670	134,013
Howden Joinery Group PLC	19,238	143,888
Intertek Group PLC	2,020	140,041
Legrand SA	1,995	155,707
Nidec Corp.	1,106	164,738
Recruit Holdings Co. Ltd.	4,219	141,076
Safran SA	1,015	160,578
Wolters Kluwer NV	2,396	176,423
		1,988,265
Information Technology - 12.7%
Amadeus IT Group SA	1,496	110,687
ASML Holding NV	633	165,906
Atlassian Corp PLC - Class A (a)	1,176	142,049
CGI, Inc. - Class A (a)	2,261	175,751
Dassault Systemes SE	1,102	167,214
Halma PLC	6,031	146,363
Nice Ltd. - ADR (a)	1,033	162,997
Nomura Research Institute Ltd.	7,500	160,501
Samsung Electronics Co. Ltd. (b)	101	107,868
Tokyo Electron Ltd.	631	128,987
Yaskawa Electric Corp.	3,356	129,902
		1,598,225

Materials - 4.7%
Air Liquide SA	1,223	162,454
Givaudan SA	52	152,705
Sika AG	985	169,242
West Fraser Timber Co. Ltd.	2,340	108,197
		592,598
Real Estate - 5.2%
Goodman Group (c)	14,144	140,305
Japan Excellent, Inc. (c)	105	180,753
Japan Hotel REIT Investment Corp. (c)	211	175,263
Japan Logistics Fund, Inc. (c)	61	155,169
		651,490
Utilities - 1.2%
Italgas SpA	24,114	155,127
TOTAL COMMON STOCKS (Cost $10,838,050)		12,137,441

EXCHANGE TRADED FUNDS - 3.0%
iShares MSCI South Korea ETF	6,520	384,224
TOTAL EXCHANGE TRADED FUNDS (Cost $449,344)		384,224

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.730% (d)	46,022	46,022
TOTAL SHORT-TERM INVESTMENTS (Cost $46,022)		46,022

Total Investments (Cost $11,333,416) - 99.8%		12,567,687
Other Assets in Excess of Liabilities - 0.2%		30,223
TOTAL NET ASSETS - 100.0%		$12,597,910

Percentages are stated as a percent of net assets.
ADR -	American Depositary Receipt.
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2019, the value of this security amounted to $107,868 or 0.9% of net assets.

(c)	Real Estate Investment Trust.
(d)	Rate disclosed is the seven day yield as of October 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Fair Valuation Measurements
The Financial Accounting Standards Board ("FASB") established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Under FASB Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value each Fund's investments as of October 31, 2019:

TrimTabs All Cap U.S. Free-Cash-Flow ETF
Description (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$123,310,378	$-	$-	$123,310,378
Short-Term Investments	982,261	-	-	$982,261
Total Investments in Securities	$124,292,639	$-	$-	$124,292,639

TrimTabs All Cap International Free-Cash-Flow ETF
Description (a)	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$755,422	$-	$-	$755,422
Canada	1,456,406	-	-	1,456,406
China	263,171	-	-	263,171
Denmark	293,957	-	-	293,957
Finland	152,990	-	-	152,990
France	999,006	-	-	999,006
Germany	379,864	-	-	379,864
Hong Kong	119,871	-	-	119,871
Israel	314,762	-	-	314,762
Italy	155,127	-	-	155,127
Japan	3,182,885	-	-	3,182,885
Netherlands	470,102	-	-	470,102
Norway	208,991	-	-	208,991
Republic of Korea	107,868	-	-	107,868
Singapore	133,810	-	-	133,810
Spain	254,322	-	-	254,322
Switzerland	1,219,695	-	-	1,219,695
United Kingdom	1,669,192	-	-	1,669,192
Total Common Stocks	$12,137,441	$-	$-	$12,137,441
Exchange Traded Funds	$384,224	-	-	$384,224
Short-Term Investments	$46,022	-	-	$46,022
Total Investments in Securities	$12,567,687	$-	$-	$12,567,687

(a) See Schedules of Investments for sector breakouts.

The Funds did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)  /s/ Janet F. Johnston
                                         Janet F. Johnston, President (Principal Executive Officer)

Date   December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Janet F. Johnston
                                           Janet F. Johnston, President (Principal Executive Officer)

Date    December 20, 2019

By (Signature and Title)* /s/ Vince Chen
                                          Vince Chen, Treasurer (Principal Financial Officer)

Date    December 20, 2019

* Print the name and title of each signing officer under his or her signature.